Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued expenses and other current liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Accrued professional fees	802	389	2,104
Accrued telecom and bandwidth fees	378	515	887
Accrued office expenses	255	751	1,673
Payable related to expired group buying coupons	17	854	721
Channel provider deposits	-	267	1,066
Government subsidy	-	191	753
Others	162	612	851
Total	1,614	3,579	8,055